Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Revenue [Line Items]
Sale of crude oil	$ 545,490	$ 279,162	$ 145,193
Sale of gas	55,671	50,960	47,477
Revenue	$ 601,161	$ 330,122	$ 192,670